Note 25 - Current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Note 25 - Current allowances and provisions
Disclosure of detailed information about current allowances and provisions deducted from assets [text block]
Year ended December 31, 2023	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(45,495)	(3,479)	(222,666)
Translation differences	(128)	(88)	(452)
Increase due to business combinations (*)	(899)	-	(9,179)
(Additional) allowances	(3,590)	(107)	(13,581)
Used	1,066	235	36,768
At December 31, 2023	(49,046)	(3,439)	(209,110)

(*) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

Year ended December 31, 2022	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(47,120)	(3,206)	(245,774)
Translation differences	(12)	68	(405)
(Additional) / reversal allowances	223	(346)	(24,901)
Used	1,414	5	48,414
At December 31, 2022	(45,495)	(3,479)	(222,666)

Disclosure of detailed information about current allowances and provisions from liabilities [text block]
Year ended December 31, 2023	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	3,186	7,999	11,185
Translation differences	285	(208)	77
Increase due to business combinations (**)	-	5,317	5,317
Additional provisions	30,057	6,941	36,998
Reclassifications	-	164	164
Used	(13,588)	(4,194)	(17,782)
At December 31, 2023	19,940	16,019	35,959

Year ended December 31, 2022	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	1,468	7,854	9,322
Translation differences	(160)	(97)	(257)
Additional provisions	5,315	4,189	9,504
Reclassifications	-	(2,229)	(2,229)
Used	(3,437)	(1,718)	(5,155)
At December 31, 2022	3,186	7,999	11,185

(*) Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.

(**) Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.